As filed with the Securities and Exchange Commission on March 30, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.
Schedule of Investments
January 31, 2007 (Unaudited)
Alpine Dynamic Balance Fund

	Shares		Value
	Common Stocks - 74.2%
	Automobiles - 0.9%
	20,000	Thor Industries, Inc.	$845,200

	Commercial Banks - 0.1%
	6,000	Bank of Florida Corp. (a)	118,620

	Commercial Products & Services - 9.2%
	45,000	AMETEK, Inc.	1,559,700
	33,000	Autoliv, Inc.	1,991,220
	59,199	Eagle Materials, Inc.	2,923,839
	32,500	McGrath Rentcorp	995,475
	30,000	Ryder System, Inc.	1,636,200
			9,106,434
	Conglomerates - 3.2%
	25,000	3M Co.	1,857,500
	25,300	Temple-Inland, Inc.	1,263,482
			3,120,982
	Consumer Products & Services - 4.6%
	10,000	Alberto-Culver Co.	228,700
	25,000	The Black & Decker Corp.	2,182,000
	10,000	Briggs & Stratton Corp.	296,400
	10,000	Brunswick Corp.	341,100
	23,000	The Procter & Gamble Co.	1,492,010
			4,540,210
	Finance/Banks - 4.6%
	18,000	Bancorp Rhode Island, Inc.	772,200
	23,041	Bank of America Corp.	1,211,496
	45,000	Doral Financial Corp.	116,550
	31,500	New York Community Bancorp, Inc.	532,035
	8,000	PNC Financial Services Group, Inc.	590,160
	5,500	Rurban Financial Corp.	59,785
	6,165	Southside Bancshares, Inc.	147,282
	10,000	Valley National Bancorp	256,100
	17,500	Webster Financial Corp.	871,850
			4,557,458
	Financial Services - 10.1%
	10,000	Ambac Financial Group, Inc.	881,000
	13,000	American International Group, Inc.	889,850
	10,000	Countrywide Financial Corp.	434,800
	16,000	Fannie Mae	904,480
	12,227	Fidelity National Title Group, Inc. - Class A	290,269
	14,000	The Goldman Sachs Group, Inc.	2,970,240
	40,000	JP Morgan Chase & Co.	2,037,200
	8,000	The Student Loan Corp.	1,604,000
			10,011,839
	Food & Staples Retailing - 1.8%
	40,000	CVS Corp.	1,346,000
	10,000	Walgreen Co.	453,000
			1,799,000
	Homebuilders - 6.8%
	30,000	Hovnanian Enterprises, Inc. - Class A (a)	998,700
	28,000	Lennar Corp. - Class A	1,522,640
	50,000	Pulte Homes, Inc.	1,717,000
	3,600	The Ryland Group, Inc.	202,248
	47,400	Standard Pacific Corp.	1,300,656
	30,000	Toll Brothers, Inc. (a)	1,014,900
			6,756,144
	Household Durables - 0.7%
	8,000	Whirlpool Corp.	731,440

	Industrial Conglomerates - 1.5%
	40,000	General Electric Co.	1,442,000

	IT Services - 1.0%
	5,374	Fidelity National Information Services, Inc.	228,502
	15,000	First Data Corp.	372,900
	15,000	Western Union Co.	335,100
			936,502
	Manufacturing - Diversified - 0.7%
	10,000	Caterpillar, Inc.	640,700

	Metals & Mining - 2.6%
	74,000	CONSOL Energy, Inc.	2,547,820

	Oil, Gas & Consumable Fuels - 2.9%
	15,000	Chevron Corp.	1,093,200
	12,000	Hess Corp.	647,880
	16,000	Penn Virginia Corp.	1,172,480
			2,913,560
	Pharmaceuticals - 1.8%
	27,000	Johnson & Johnson	1,803,600

	Real Estate Investment Trusts - 10.3%
	15,000	Boston Properties, Inc.	1,891,350
	10,000	Developers Diversified Realty Corp.	671,200
	60,000	DiamondRock Hospitality Co.	1,131,000
	10,000	General Growth Properties, Inc.	615,200
	55,000	Impac Mortgage Holdings, Inc.	474,100
	10,000	Mack-Cali Realty Corp.	556,400
	23,000	Simon Property Group, Inc.	2,630,970
	80,000	Sunstone Hotel Investors, Inc.	2,263,200
			10,233,420
	Retail - 2.0%
	10,000	Ethan Allen Interiors, Inc.	376,700
	20,000	J.C. Penney Company, Inc.	1,624,800
			2,001,500
	Specialty Retail - 0.1%
	10,000	Sally Beauty Holdings, Inc.	88,000

	Thrifts & Mortgage Finance - 0.9%
	23,600	IndyMac Bancorp, Inc.	917,804

	Transportation - 1.5%
	15,000	Union Pacific Corp.	1,515,000

	Transportation Services - 2.8%
	25,000	FedEx Corp.	2,760,000

	Utilities - 4.1%
	61,000	Allegheny Energy, Inc. (a)	2,837,720
	31,200	SJW Corp.	1,243,320
			4,081,040
		Total Common Stocks	73,468,273
	Principal
	Amount
	Bonds and Notes - 15.3%
	U.S. Treasury Bonds - 13.3%
	$2,000,000	6.250%, 08/15/2023	2,273,282
	6,000,000	6.000%, 02/15/2026	6,713,910
	4,000,000	5.250%, 11/15/2028	4,133,128
			13,120,320
	U.S. Treasury Note - 2.0%
	2,000,000	5.000%, 08/15/2011	2,017,658
		Total Bonds and Notes	15,137,978
	Shares
	Short-Term Investments - 10.2%
	8,821,019	Alpine Municipal Money Market Fund	8,821,019
	1,337,467	Fidelity Institutional Government Portfolio	1,337,467
		Total Short-Term Investments	10,158,486
		Total Investments (Cost $78,562,948) - 99.7%	98,764,737
		Other Assets in Excess of Liabilities - 0.3%	294,275
		TOTAL NET ASSETS - 100.0%	$99,059,012

(a)	Non Income Producing

Schedule of Investments
January 31, 2007 (Unaudited)
Alpine Dynamic Dividend Fund

	Shares		Value
	Common Stocks - 97.9%
	Beverages - 1.0%
	110,000	Molson Coors Brewing Co.	$8,888,000

	Capital Markets - 0.9%
	195,000	D.Carnegie & Co. AB	4,419,096
	40,000	MPC Muenchmeyer Petersen Capital AG	3,545,129
			7,964,225
	Chemicals - 2.7%
	350,000	Cambrex Corp.	7,658,000
	330,000	The Scotts Co.	17,678,100
			25,336,100
	Commercial Banks - 5.4%
	274,000	Bank of America Corp.	14,406,920
	2,200,000	Intesa Sanpaolo	16,587,814
	170,000	Wachovia Corp.	9,605,000
	260,000	Wells Fargo & Company	9,339,200
			49,938,934
	Commercial Services & Supplies - 2.2%
	231,580	Healthcare Services Group, Inc.	6,697,294
	250,000	Intrum Justitia AB	3,021,604
	141,626	McGrath Rentcorp	4,338,004
	300,000	PagesJaunes SA	6,318,671
			20,375,573
	Construction & Engineering - 6.0%
	185,210	Aker Kvearner (a)	20,924,330
	406,900	NCC AB	11,650,890
	700,000	Skanska AB	14,528,881
	430,000	SKF AB (a)	8,476,320
			55,580,421
	Consumer Discretionary: Retail - 0.2%
	147,800	Lindex AB	2,030,936

	Diversified Financial Services - 4.7%
	186,300	Citigroup, Inc.	10,270,719
	53,000	The Goldman Sachs Group, Inc.	11,244,480
	150,000	JP Morgan Chase & Co.	7,639,500
	125,000	Morgan Stanley	10,348,750
	57,000	UBS AG	3,591,570
			43,095,019
	Diversified Telecommunication Services - 2.8%
	115,000	Alltel Corp.	7,048,350
	282,500	Consolidated Communications Holdings, Inc.	6,229,125
	1,524,000	TeliaSonera AB	12,170,160
			25,447,635
	Electronic Equipment & Instruments - 1.0%
	171,000	Anixter International, Inc. (a)	9,451,170

	Energy Equipment & Services - 7.8%
	177,000	BJ Services Co.	4,895,820
	221,700	Diamond Offshore Drilling, Inc.	18,720,348
	520,000	Halliburton Co.	15,360,800
	190,000	Noble Corp.	14,240,500
	413,500	Rowan Companies, Inc.	13,600,015
	153,500	Todco - Class A (a)	5,315,705
			72,133,188
	Food Products - 2.4%
	220,000	Archer-Daniels-Midland Co.	7,040,000
	226,000	PepsiCo, Inc.	14,744,240
	5,851	Rocky Mountain Chocolate Factory, Inc.	78,696
			21,862,936
	Health Care Equipment & Supplies - 3.9%
	146,500	Computer Programs & Systems, Inc.	4,651,375
	600,000	GN Store Nord A/S	8,836,177
	242,750	Meridian Bioscience, Inc.	7,197,537
	244,500	PolyMedica Corp.	9,789,780
	117,400	West Pharmaceutical Services, Inc.	5,697,422
			36,172,291
	Health Care Providers & Services - 1.4%
	70,000	Caremark Rx, Inc.	4,288,200
	250,000	Pharmaceutical Product Development, Inc.	8,625,000
			12,913,200
	Homebuilders - 1.7%
	593,000	JM AB (a)	15,912,992

	Hotels Restaurants & Leisure - 3.6%
	668,750	Intercontinental Hotels Group	16,699,698
	3,700,000	Rank Group PLC	16,537,978
			33,237,676
	Household Products - 0.4%
	54,000	Colgate-Palmolive Co.	3,688,200
	1	Oriflame Cosmetics SA-SDR	40
			3,688,240
	Industrial Conglomerates - 7.3%
	120,000	3M Co.	8,916,000
	449,000	General Electric Co.	16,186,450
	100,000	MSC Industrial Direct Co., Inc. - Class A	4,319,000
	500,000	Smiths Group PLC	10,467,012
	156,000	Textron, Inc.	14,534,520
	200,000	United Technologies Corp.	13,604,000
			68,026,982
	Insurance - 0.6%
	200,000	Sampo Oyj	5,455,849

	Investment Companies - 0.4%
	1,765,000	ABG Sundal Collier ASA	3,959,777

	IT Services - 1.1%
	178,000	Fidelity National Information Services, Inc.	7,568,560
	503,400	HiQ International AB	2,861,071
			10,429,631
	Machinery - 5.6%
	192,000	Caterpillar, Inc.	12,301,440
	170,000	Dover Corp.	8,432,000
	250,000	ITT Industries, Inc.	14,912,500
	100,000	Metso Corp.	5,296,839
	195,000	Wartsila Oyj - Class B	11,167,547
			52,110,326
	Manufacturing - Diversified - 0.5%
	100,000	Honeywell International, Inc.	4,569,000

	Media - 3.5%
	715,500	Gatehouse Media, Inc.	13,580,190
	663,700	Regal Entertainment Group - Class A	14,933,250
	185,000	Time Warner, Inc.	4,045,950
			32,559,390
	Metals & Mining - 5.4%
	125,000	Alcoa, Inc.	4,037,500
	480,000	Atlas Copco - Series A Shares (a)	16,402,996
	150,000	BHP Billiton, Ltd. - ADR	6,148,500
	500,000	Boliden AB	11,618,788
	900,000	Zinifex, Ltd.	11,461,852
			49,669,636
	Networking - 0.1%
	165,918	Sirti S.p.A	468,182

	Oil, Gas & Consumable Fuels - 7.7%
	470,000	Cairn Energy PLC (a)	15,485,677
	120,000	ConocoPhillips	7,969,200
	200,000	Hess Corp.	10,798,000
	750,000	Prosafe ASA	11,730,300
	282,963	Ship Finance International, Ltd.	6,714,712
	600,000	Statoil ASA	16,008,974
	87,400	Teekay LNG Partners LP	2,968,978
			71,675,841
	Paper & Forest Products - 1.2%
	600,000	Norske Skogindustrier ASA	11,033,212

	Pharmaceuticals - 5.3%
	30,000	Alk-Abello A/S	6,964,061
	180,000	Altana AG	11,061,584
	255,000	Johnson & Johnson	17,034,000
	280,000	Wyeth	13,834,800
			48,894,445
	Specialty Retail - 1.1%
	460,000	Foot Locker, Inc.	10,322,400

	Textiles, Apparel & Luxury Goods - 1.7%
	337,600	Steven Madden, Ltd.	10,033,472
	70,000	VF Corp.	5,310,900
			15,344,372
	Transportation - 5.0%
	279,040	Aker Yards AS	22,179,214
	301,700	Aries Maritime Transport, Ltd.	2,594,620
	427,300	Macquarie Infrastructure Co. Trust	15,669,091
	376,250	Omega Navigation Enterprises, Inc. - Class A	5,895,837
			46,338,762
	Utilities - 3.3%
	980,000	Drax Group PLC	13,140,988
	223,100	ITC Holdings Corp.	9,704,850
	150,000	TXU Corp.	8,112,000
			30,957,838
		Total Common Stocks	905,844,179
	Short-Term Investments - 2.9%
	16,511,984	Alpine Municipal Money Market Fund	16,511,984
	10,070,304	Fidelity Institutional Government Portfolio	10,070,304
		Total Short-Term Investments	26,582,288
		Total Investments (Cost $863,747,310) - 100.8%	932,426,467
		Liabilities in Excess of Other Assets - (0.8)%	(6,580,775)
		TOTAL NET ASSETS - 100.0%	$925,845,692

(a)	Non Income Producing
ADR	American Depository Receipt
SDR	Special Drawing Rights

Schedule of Investments
January 31, 2007 (Unaudited)
Alpine Dynamic Financial Services Fund

	Shares/Par Value		Value
	Common Stocks - 88.1%
	Capital Markets - 23.9%
	500	AG Edwards, Inc.	$33,105
	19,700	Cowen Group, Inc. (a)	409,267
	3,000	E*Trade Financial Corp. (a)	73,140
	3,300	Evercore Partners, Inc.	111,837
	1,000	The Goldman Sachs Group, Inc.	212,160
	1,000	Greenhill & Co., Inc.	74,930
	8,000	International Securities Exchange, Inc.	331,440
	4,700	Investment Technology Group, Inc. (a)	204,920
	2,500	Janus Capital Group, Inc.	51,200
	3,000	Jefferies Group, Inc.	88,380
	1,000	Lazard, Ltd.	50,760
	1,000	Merrill Lynch & Co., Inc.	93,560
	5,000	Nasdaq Stock Market, Inc. (a)	170,400
	3,000	OptionsXpress Holdings, Inc.	71,250
	2,573	Piper Jaffray Cos. (a)	177,383
	2,000	Raymond James Financial, Inc.	63,840
	40,000	Sanders Morris Harris Group, Inc.	443,600
	8,500	TD Ameritrade Holding Corp. (a)	150,365
	6,900	Thomas Weisel Partners Group, Inc. (a)	137,655
	4,000	TradeStation Group, Inc. (a)	51,040
			3,000,232
	Commercial Banks - 34.6%
	40,000	Alliance Bancorp, Inc.	378,000
	3,100	American Community Bancshares, Inc.	35,557
	2,702	AmericanWest Bancorp	60,822
	50,000	Aozora Bank, Ltd.	188,929
	1,000	Bancorp Rhode Island, Inc.	42,900
	800	BancTrust Financial Group, Inc.	17,184
	12,400	Bancshares of Florida, Inc. (a)	245,148
	2,581	Boardwalk Bancorp, Inc.	44,909
	100	Bridge Capital Holdings (a)	2,216
	800	Capital Corp. Of The West	24,720
	4,000	Cardinal Financial Corp.	40,400
	4,572	Centennial Bank Holdings, Inc. (a)	40,508
	21,194	Citizens First Corp.	328,507
	1,000	City National Corp.	71,930
	6,011	Coast Financial Holdings, Inc.	47,667
	500	Coastal Banking Co., Inc.	11,250
	1,000	CoBiz, Inc.	20,620
	1,000	Commerce Bancorp, Inc.	33,780
	1,056	Commercial Bankshares, Inc.	51,364
	10,000	Community National Bank of the Lakeway Area (a)	114,950
	500	Compass Bancshares, Inc.	30,450
	1,654	Dearborn Bancorp, Inc. (a)	29,056
	500	Exchange Bank	65,500
	2,150	FNB Corp.	37,819
	4,000	First Business Financial Services, Inc.	86,000
	1,400	First Community Bancorp, Inc.	74,620
	1,200	First Community Bank Corp. of America	24,180
	900	First Financial Bankshares, Inc.	37,098
	10,000	First Security Group, Inc.	116,200
	700	Great Lakes Bancorp, Inc.	9,590
	1,000	International Bancshares Corp.	29,310
	1,800	Intervest Bancshares Corp. (a)	54,630
	930	MB Financial Corp.	34,336
	523	Middleburg Financial Corp.	18,321
	10,200	New Centry Bancorp, Inc. (a)	161,976
	6,000	Nexity Financial Corp. (a)	71,700
	1,900	Old Point Financial Corp.	53,884
	3,800	Pacific Mercantile Bancorp (a)	62,738
	2,000	Patriot National Bancorp, Inc.	48,920
	1,835	Peoples Banctrust, Inc.	44,040
	1,100	Placer Sierra Bancshares	30,239
	1,051	Premier Community Bankshares, Inc.	34,904
	900	Prosperity Bancshares, Inc.	31,500
	2,935	Rurban Financial Corp.	31,903
	2,388	The South Financial Group, Inc.	61,706
	12,500	Southern National Bank of Virgina (a)	202,500
	459	Southside Bancshares, Inc.	10,966
	5,000	State Bancorp, Inc.	97,550
	2,500	Sterling Bancorp	46,500
	7,500	Sterling Bancshares, Inc.	90,375
	6,000	Summit State Bank	80,820
	2,000	SVB Financial Group (a)	93,300
	1,000	Temecula Valley Bancorp, Inc. (a)	23,000
	300	Texas Capital Bancshares, Inc. (a)	5,838
	500	Texas United Bancshares, Inc.	17,460
	15,000	Tidelands Bancshares, Inc. (a)	225,000
	750	TowneBank	14,925
	2,100	Valley Community Bancorp	44,625
	1,000	Valley National Bancorp	25,610
	1,780	Wachovia Corp.	100,570
	1,000	Wintrust Financial Corp.	45,790
	5,500	WSB Financial Group, Inc. (a)	106,975
	900	Yardville National Bancorp	34,137
			4,347,922
	Consumer Finance - 1.9%
	3,000	American Express Co.	174,660
	500	Capital One Financial Corp.	40,200
	2,000	Encore Capital Group, Inc. (a)	22,700
			237,560
	Diversified Financial Services - 7.4%
	1,000	Chicago Mercantile Exchange Holdings, Inc.	563,300
	5,000	J.P. Morgan Chase & Co.	254,650
	2,000	iShares Dow Jones US Broker Dealers Index Fund	112,640
			930,590
	Insurance - 2.4%
	11,450	AmCOMP, Inc. (a)	123,202
	8,000	CRM Holdings, Ltd. (a)	68,720
	4,000	Hallmark Financial Services, Inc. (a)	40,760
	5,000	KMG America Corp. (a)	46,250
	1,000	National Atlantic Holdings Corp. (a)	12,170
	800	North Pointe Holdings Corp. (a)	8,584
			299,686
	IT Services - 6.3%
	900	CheckFree Corp. (a)	37,287
	10,000	Cybersource Corp. (a)	129,000
	64,000	Goldleaf Financial Solutions (a)	380,800
	24,600	Online Resources Corp. (a)	250,428
			797,515
	Thrifts & Mortgage Finance - 11.6%
	1,700	Astoria Financial Corp.	50,303
	1,000	Bank Mutual Corp.	11,800
	2,500	BankAtlantic Bancorp, Inc.	33,200
	3,000	Berkshire Hills Bancorp, Inc.	101,790
	5,000	Central Federal Corp.	36,800
	2,280	Cooperative Bankshares, Inc.	43,069
	2,500	Countrywide Financial Corp.	108,700
	3,000	Dime Community Bancshares	40,290
	15,000	Doral Financial Corp.	38,850
	444	Fidelity Bancorp, Inc.	8,414
	500	First Financial Holdings, Inc.	17,735
	10,000	First Keystone Financial, Inc. (a)	199,500
	806	First Pactrust Bancorp, Inc.	22,338
	1,000	FirstFed Financial Corp. (a)	68,950
	2,000	Franklin Bank Corp. (a)	38,000
	1,242	Franklin Credit Management Corp. (a)	6,322
	1,000	Heritage Financial Corp.	24,600
	2,100	IndyMac Bancorp, Inc.	81,669
	10,000	Magyar Bancorp, Inc. (a)	138,000
	2,000	New York Community Bancorp, Inc.	33,780
	1,000	Novastar Financial, Inc.	21,240
	1,100	Pamrapo Bancorp, Inc.	25,410
	1,100	Parkvale Financial Corp.	33,066
	897	Provident Financial Holdings, Inc.	25,340
	10,000	United Western Bancorp, Inc.	200,300
	1,000	Washington Mutual, Inc.	44,590
			1,454,056
		Total Common Stocks	11,067,561
	Short-Term Investments - 7.5%
	947,966	Fidelity Institutional Government Portfolio	947,966
		Total Short-Term Investments	947,966
		Total Investments (Cost $11,872,632) - 95.6%	12,015,527
		Other Assets in Excess of Liabilities - 4.4%	551,927
		TOTAL NET ASSETS - 100.0%	$12,567,454

(a)	Non Income Producing

Schedule of Investments
January 31, 2007 (Unaudited)
Alpine Dynamic Innovators Fund

	Shares		Value
	Common Stocks - 45.2%
	Aerospace & Defense - 3.4%
	5,000	Hexcel Corp. (a)	$96,200
	2,000	United Industrial Corp.	101,020
			197,220
	Biotechnology - 1.8%
	1,000	Biogen IDEC, Inc. (a)	48,340
	12,216	Sequenom, Inc. (a)	56,438
			104,778
	Communications Equipment - 5.5%
	17,000	Alvarion, Ltd. (a)	110,330
	6,000	Polycom, Inc. (a)	201,720
			312,050
	Computers & Peripherals - 7.7%
	2,000	Apple, Inc. (a)	171,460
	6,000	Logitech International S.A. (a)	175,080
	3,000	Stratasys, Inc. (a)	96,720
			443,260
	Diversified Financial Services - 1.0%
	100	Chicago Mercantile Exchange Holdings, Inc.	56,330

	Electronic Equipment & Instruments - 4.1%
	4,000	Flir Systems, Inc. (a)	123,640
	8,975	Mocon, Inc.	109,271
			232,911
	Energy Equipment & Services - 3.0%
	1,500	Bolt Technology Corp. (a)	32,250
	3,500	Ormat Technologies, Inc.	137,165
			169,415
	Health Care Equipment & Supplies - 10.6%
	8,335	Abaxis, Inc. (a)	180,036
	2,000	American Science & Engineering, Inc. (a)	109,380
	5,000	Angiodynamics, Inc. (a)	132,000
	2,000	Arthrocare Corp. (a)	73,800
	1,500	Foxhollow Technologies, Inc. (a)	30,795
	800	Intuitive Surgical, Inc. (a)	78,728
			604,739
	Internet Software & Services - 0.8%
	1,500	The Knot, Inc. (a)	45,255

	Machinery - 4.1%
	3,000	Graco, Inc.	122,310
	1,000	Middleby Corp. (a)	111,780
			234,090
	Specialty Retail - 1.9%
	1,000	Gamestop Corp. (a)	53,460
	15,000	Rentech, Inc. (a)	53,100
			106,560
	Textiles, Apparel & Luxury Goods - 1.3%
	1,500	Under Armour, Inc. (a)	76,200
		Total Common Stocks	2,582,808
	Short-Term Investments - 55.8%
	3,184,364	Fidelity Institutional Government Portfolio	3,184,364
		Total Short-Term Investments	3,184,364
		Total Investments (Cost $5,609,482) - 101.0%	5,767,172
		Liabilities in Excess of Other Assets - (1.0)%	(57,462)
		TOTAL NET ASSETS - 100.00%	$5,709,710

(a)	Non Income Producing

Disclosure #2 (using current book numbers with previous year’s tax adjustment):

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows*:

Dynamic Balance Fund
Cost of investments	$78,589,660
Gross unrealized appreciation	23,473,089
Gross unrealized depreciation	($3,298,012)
Net unrealized appreciation	$20,175,077

Dynamic Dividend Fund
Cost of investments	$864,641,210
Gross unrealized appreciation	83,874,539
Gross unrealized depreciation	(16,089,282)
Net unrealized appreciation	$67,785,257

Dynamic Financial Services Fund
Cost of investments	$11,875,624
Gross unrealized appreciation	741,223
Gross unrealized depreciation	(601,320)
Net unrealized appreciation	$139,903

Dynamic Innovators Fund
Cost of investments	$5,609,482
Gross unrealized appreciation	234,397
Gross unrealized depreciation	(76,707)
Net unrealized depreciation	$157,690

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpine Series Trust

By (Signature and Title) /s/ Samuel A. Lieber
                                                 Samuel A. Lieber, President

Date  3/29/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber
                                                   Samuel A. Lieber, President

Date  3/29/2007

By (Signature and Title)* /s/ Sheldon Flamm
                                                   Sheldon Flamm, Treasurer

Date  3/28/2007

* Print the name and title of each signing officer under his or her signature.